Revenue	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenue	Revenue
The Group’s revenue from contracts with customers during 2021, 2020 and 2019 are as follows:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Service fees	452	786	141
Licensing fees- opt-in payments and milestones achieved	18,583	—	—
Licensing fees- upfront payments and research funding	8,324	8,886	8,966
	27,359	9,672	9,107
5.Revenue (continued)
During the year ended December 31, 2021, service fees related to collaboration agreements that existed with Allcyte GmbH at the time of the acquisition, which will be discontinued at the earliest commercially viable point, and the Group's joint venture arrangement with RallyBio, whereby Exscientia AI Limited provided services under a separate agreement to the joint venture entity, in which we hold a 50% interest. The scope of work under this service agreement was completed in June 2021.
By geographical market:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
United Kingdom	—	—	—
Rest of Europe	1,599	427	2,597
United States of America	22,197	9,245	6,510
Rest of the world	3,563	—	—
	27,359	9,672	9,107
The above table represents the geographic locations of the headquarters of the customers to which the Group has provided services during the period, rather than the locations where the services themselves were performed.
Timing of revenue recognition:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Revenue related to obligations discharged over time	12,804	9,672	9,107
Revenue related to obligations discharged at a point in time	14,555	—	—
	27,359	9,672	9,107
During fiscal year 2021, nil was recognised in relation to performance obligations satisfied in previous periods (2020: £nil, 2019: £270,000). £4,975,000 was recognised as revenue in the period that was included in the contract liability balance at the beginning of the period (2020: £8,645,000).
The transaction price (after excluding variable consideration that is constrained) allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, are as follows:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Within one year	21,203	6,704	13,186
More than one year	7,743	747	2,973
	28,946	7,451	16,159
Details of contract balances are set out in notes 18 and 24.
5.Revenue (continued)During the year ended December 31, 2021, £14,437,000 (2020: £nil) was recognised in relation to a candidate opt-in milestone achieved in respect of the Group’s collaboration with Celgene, £797,000 (2020: £nil) was recognised in relation to a candidate development milestone with Bayer and £3,349,000 (2020: £nil) was recognised in relation to a candidate selection milestone achieved in respect of the Group’s collaboration with GTA.